Income Tax Expense (Details) - Schedule of Reconciliation of Statutory Income Tax Rate to the Effective Income Tax Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of reconciliation of statutory income tax rate to the effective income tax rate [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
(Decrease)/increase in effective income tax rate resulting from:
Tax holiday	(3.48%)	(1.42%)
Tax-free income	(2.64%)	(1.36%)	(10.63%)
Non-deductible share option expense	0.91%	0.84%	5.00%
Other non-deductible expenses	0.42%	0.67%	2.56%
Zero tax rate in foreign countries	0.84%	0.07%	0.05%
Differential and preferential tax rates	(0.11%)	(0.40%)	3.05%
Changes in valuation allowance	0.67%	(3.54%)	5.14%
Research and development super-deduction	(1.01%)
Changes in unrecognized tax benefits	(0.82%)	0.31%
Others	0.17%	1.40%	0.29%
Effective income tax rate	19.95%	21.57%	30.46%